Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 26,000	¥ 26,000
Remaining aggregate contractual amounts outstanding, liabilities	664,095	722,752
Fair value, assets	26,056	26,192
Fair value, liabilities	524,758	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	56	192
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(139,337)	(146,783)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	26,000	26,000
Fair value, assets	26,056	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	56	192
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	664,095	722,752
Fair value, liabilities	524,758	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (139,337)	¥ (146,783)